Income Taxes: - Net operating loss ("NOL") (Details) - USD ($)	Dec. 31, 2020	Dec. 26, 2020	Dec. 29, 2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 154,280
Hman Group holdings Inc and subsidiaries
Operating Loss Carryforwards [Line Items]
Tax benefit carryforward		$ 891,000
Valuation allowance for tax credit		210,000
Hman Group holdings Inc and subsidiaries | Foreign
Operating Loss Carryforwards [Line Items]
Valuation allowance		822,000
Tax benefit carryforward		822,000
Hman Group holdings Inc and subsidiaries | U.S. Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		134,347,000
Hman Group holdings Inc and subsidiaries | State
Operating Loss Carryforwards [Line Items]
Valuation allowance		439,000
Tax benefit carryforward		3,806,000
Hman Group holdings Inc and subsidiaries | MinuteKey | U.S. Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward			$ 382,000
NOLs expected to expire prior to utilization		$ 30,717,000